long-term debt (Tables)	6 Months Ended
Jun. 30, 2025
long-term debt
Schedule of details of long-term debt

		June 30,	December 31,
As at (millions)	Note	2025	2024
Senior unsecured
TELUS Corporation senior notes	(b)	$21,045	$22,077
TELUS Corporation commercial paper	(c)	991	1,404
Other	(e)	273	—
TELUS Communications Inc. debentures		200	200
Junior unsecured
TELUS Corporation junior subordinated notes	(f)	4,414	—
Secured
TELUS International (Cda) Inc. credit facility	(g)	1,610	1,703
Other	(h)	568	588
		29,101	25,972
Lease liabilities	(i)	3,093	2,882
Long-term debt		$32,194	$28,854
Current		$4,465	$3,246
Non-current		27,729	25,608
Long-term debt		$32,194	$28,854

Schedule of long-term debt maturities

Anticipated requirements for long-term debt repayments, calculated for long-term debt owed as at June 30, 2025, are as follows:

									Other
Composite long-term debt denominated in	Canadian dollars			U.S. dollars					currencies
	Long-term			Long-term		Currency swap agreement
	debt,			debt,		amounts to be exchanged
	excluding	Leases		excluding	Leases				Leases
Years ending December 31 (millions)	leases	(Note 19)	Total	leases	(Note 19)	(Receive) [1]	Pay	Total	(Note 19)	Total
2025 (remainder of year)	$1,604	$311	$1,915	$1,463	$19	$(1,493)	$1,556	$1,545	$31	$3,491
2026	1,450	550	2,000	76	35	(60)	57	108	55	2,163
2027	52	473	525	1,577	30	(1,532)	1,493	1,568	43	2,136
2028	1,956	303	2,259	1,430	25	(466)	503	1,492	34	3,785
2029	1,408	207	1,615	—	30	—	—	30	27	1,672
2030-2034	6,902	364	7,266	1,456	51	(2,183)	2,110	1,434	58	8,758
Thereafter	6,558	411	6,969	3,318	—	(2,363)	2,326	3,281	8	10,258
Future cash outflows in respect of composite long-term debt principal repayments	19,930	2,619	22,549	9,320	190	(8,097)	8,045	9,458	256	32,263
Future cash outflows in respect of associated interest and like carrying costs [2]	11,946	607	12,553	6,438	88	(2,900)	2,715	6,341	79	18,973
Undiscounted contractual maturities (Note 4(b))	$31,876	$3,226	$35,102	$15,758	$278	$(10,997)	$10,760	$15,799	$335	$51,236

1	Where applicable, cash flows reflect foreign exchange rates as at June 30, 2025. The maturities and gross cash flows for the TELUS Corporation junior subordinated notes reflect the initial fixed rate reset date
2	Future cash outflows in respect of associated interest and like carrying costs for sustainability-linked notes, commercial paper, amounts drawn under our credit facilities (if any), other (unsecured) and junior subordinated notes have been calculated based upon the rates in effect as at June 30, 2025.

TELUS Corporation senior notes
long-term debt
Schedule of long-term debt maturities

														Redemption present
								Principal face amount						value spread
											Outstanding
						Effective		Originally			at financial			Basis	Cessation
TELUS Corporation senior note series	Issued	Maturity	Issue price			interest rate [1]		issued			statement date			points [2]	date
3.75% Notes, Series CQ	September 2014	January 2025		$997.75		3.78%			$800	million	$	NIL		38.5	Oct. 17, 2024
3.75% Notes, Series CV	December 2015	March 2026		$992.14		3.84%			$600	million		$600	million	53.5	Dec. 10, 2025
2.75% Notes, Series CZ	July 2019	July 2026		$998.73		2.77%			$800	million		$800	million	33	May 8, 2026
2.80% U.S. Dollar Notes [3]	September 2016	February 2027	US$	991.89		2.89%		US$	600	million	US$	600	million	20	Nov. 16, 2026
3.70% U.S. Dollar Notes [3]	March 2017	September 2027	US$	998.95		3.71%		US$	500	million	US$	500	million	20	June 15, 2027
2.35% Notes, Series CAC	May 2020	January 2028		$997.25		2.39%			$600	million		$600	million	48	Nov. 27, 2027
3.625% Notes, Series CX	March 2018	March 2028		$989.49		3.75%			$600	million		$600	million	37	Dec. 1, 2027
4.80% Notes, Series CAO	February 2024	December 2028		$998.95		4.83%			$700	million		$700	million	28	Nov. 15, 2028
3.30% Notes, Series CY	April 2019	May 2029		$991.75		3.40%			$1.0	billion		$1.0	billion	43.5	Feb. 2, 2029
5.00% Notes, Series CAI	September 2022	September 2029		$995.69		5.07%			$350	million		$350	million	46.5	July 13, 2029
3.15% Notes, Series CAA	December 2019	February 2030		$996.49		3.19%			$600	million		$600	million	39.5	Nov. 19, 2029
5.60% Notes, Series CAM	September 2023	September 2030		$998.85		5.62%			$500	million		$500	million	46	July 9, 2030
2.05% Notes, Series CAD	October 2020	October 2030		$997.93		2.07%			$500	million		$500	million	38	July 7, 2030
4.95% Notes, Series CAP	February 2024	February 2031		$997.07		5.00%			$600	million		$600	million	34.5	Dec. 18, 2030
4.65% Notes, Series CAQ	August 2024	August 2031		$999.11		4.66%			$700	million		$700	million	38.5	June 13, 2031
2.85% Sustainability-Linked Notes, Series CAF	June 2021	November 2031		$997.52		2.88	% [4]		$750	million		$750	million	34	Aug. 13, 2031
3.40% U.S. Dollar Sustainability-Linked Notes [3]	February 2022	May 2032	US$	997.13		3.43	% [4]	US$	900	million	US$	900	million	25	Feb. 13, 2032
5.25% Sustainability-Linked Notes, Series CAG	September 2022	November 2032		$996.73		5.29	% [4]		$1.1	billion		$1.1	billion	51.5	Aug. 15, 2032
4.95% Sustainability-Linked Notes, Series CAJ	March 2023	March 2033		$998.28		4.97	% [4]		$500	million		$500	million	54.5	Dec. 28, 2032
5.75% Sustainability-Linked Notes, Series CAK	September 2023	September 2033		$997.82		5.78	% [4]		$850	million		$850	million	52	June 8, 2033
5.10% Sustainability-Linked Notes, Series CAN	February 2024	February 2034		$996.44		5.15	% [4]		$500	million		$500	million	38.5	Nov. 15, 2033
4.40% Notes, Series CL	April 2013	April 2043		$997.68		4.41%			$600	million		$600	million	47	Oct. 1, 2042
5.15% Notes, Series CN	November 2013	November 2043		$995.00		5.18%			$400	million		$400	million	50	May 26, 2043
4.85% Notes, Series CP	Multiple [5]	April 2044		$987.91	[5]	4.93	% [5]		$500	million [5]		$900	million [5]	46	Oct. 5, 2043
4.75% Notes, Series CR	September 2014	January 2045		$992.91		4.80%			$400	million		$400	million	51.5	July 17, 2044
4.40% Notes, Series CU	March 2015	January 2046		$999.72		4.40%			$500	million		$500	million [6]	60.5	July 29, 2045
4.70% Notes, Series CW	Multiple [7]	March 2048		$998.06	[7]	4.71	% [7]		$325	million [7]		$475	million [7]	58.5	Sept. 6, 2047
4.60% U.S. Dollar Notes [3]	June 2018	November 2048	US$	987.60		4.68%		US$	750	million	US$	750	million [6]	25	May 16, 2048
4.30% U.S. Dollar Notes [3]	May 2019	June 2049	US$	990.48		4.36%		US$	500	million	US$	500	million [6]	25	Dec. 15, 2048
3.95% Notes, Series CAB	Multiple [8]	February 2050		$997.54	[8]	3.97	% [8]		$400	million [8]		$800	million [6,8]	57.5	Aug. 16, 2049
4.10% Notes, Series CAE	April 2021	April 2051		$994.70		4.13%			$500	million		$500	million [6]	53	Oct. 5, 2050
5.65% Notes, Series CAH	September 2022	September 2052		$996.13		5.68%			$550	million		$550	million	61.5	Mar. 13, 2052
5.95% Notes, Series CAL	September 2023	September 2053		$992.67		6.00%			$400	million		$400	million	61.5	Mar. 8, 2053

1	The effective interest rate represents the yield the notes would provide to an initial debt holder if held to maturity and, in respect of sustainability-linked notes, no trigger events or MFN step-ups occur.
2	For Canadian dollar-denominated notes, the redemption price is the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to the cessation date, or (ii) 100% of the principal amount thereof.

For U.S. dollar-denominated notes, the redemption price is the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate (at the U.S. Treasury Rate for the 3.40% U.S. Dollar Sustainability-Linked Notes) plus the redemption present value spread calculated over the period to the cessation date, or (ii) 100% of the principal amount thereof.

3	We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert the principal payments and interest obligations to Canadian dollar obligations as follows:

		Canadian dollar
	Interest rate	equivalent	Exchange
TELUS Corporation senior note series	fixed at	principal	rate
2.80% U.S. Dollar Notes	2.95%	$792 million	$1.3205
3.70% U.S. Dollar Notes	3.41%	$667 million	$1.3348
3.40% U.S. Dollar Sustainability-Linked Notes	3.89%	$1.1 billion	$1.2753
4.60% U.S. Dollar Notes	4.41%	$974 million	$1.2985
4.30% U.S. Dollar Notes	4.27%	$672 million	$1.3435

As set out in footnote 6 following, subsequent to June 30, 2025, in connection with a tender offer, we terminated US$189 million and US$129 million of foreign exchange derivatives (cross currency interest rate swap agreements) for the 4.60% U.S. Dollar Notes and the 4.30% U.S. Dollar Notes, respectively, resulting in $728 million and $499 million, respectively, of Canadian dollar equivalent principal remaining outstanding.

4	If we have not obtained a sustainability performance target verification assurance certificate for the fiscal year ending December 31, 2030, the sustainability-linked notes will incur increased interest rates from the trigger date through to their individual maturities. The interest rate on certain sustainability-linked notes may also increase (MFN step-up) if we fail to meet additional sustainability and/or environmental, social or governance targets specified in a sustainability-linked bond; the interest rate on these notes, however, in no event can exceed the initial rate by more than the combined MFN step-up and trigger event limit, regardless of whether as a result of not obtaining a sustainability performance target verification assurance certificate and/or any targets provided for in one or more future sustainability-linked bonds. Similarly, if we redeem any sustainability-linked notes without having obtained a sustainability performance target verification assurance certificate at the end of the fiscal year immediately preceding the redemption date, any interest accrued will be determined using the following rates:

	Sustainability performance
	target verification
	assurance certificate
			Post-		Redemption
			trigger	Aggregate	interest
			event	MFN step-up	accrual rate
	Fiscal	Trigger	interest	and trigger	if certificate
TELUS Corporation senior note series	year	date	rate	event limit	not obtained
2.85% Sustainability-Linked Notes, Series CAF	2030	Nov. 14, 2030	3.85%	N/A	3.85%
3.40% U.S. Dollar Sustainability-Linked Notes	2030	Nov. 14, 2030	4.40%	1.50%	4.40%
5.25% Sustainability-Linked Notes, Series CAG	2030	Nov. 15, 2030	6.00%	1.50%	6.00%
4.95% Sustainability-Linked Notes, Series CAJ	2030	Mar. 28, 2031	5.70%	1.50%	5.70%
5.75% Sustainability-Linked Notes, Series CAK	2030	Apr. 30, 2031	6.35%	1.20%	6.35%
5.10% Sustainability-Linked Notes, Series CAN	2030	Feb. 15, 2031	5.60%	1.00%	5.60%

5	$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.
6	Subsequent to June 30, 2025, we acquired TELUS Corporation senior notes, with a principal face amount of $1,815 million (U.S. dollar-denominated notes translated at settlement date foreign exchange rates), pursuant to our tender offers announced on June 20, 2025, as set out in the following table.

Principal face
TELUS Corporation senior note series	Maturity	amount acquired
4.40% Notes, Series CU	January 2046	$267 million
4.60% U.S. Dollar Notes	November 2048	US$189 million
4.30% U.S. Dollar Notes	June 2049	US$129 million
3.95% Notes, Series CAB	February 2050	$695 million
4.10% Notes, Series CAE	April 2051	$422 million

The gain on repurchasing these notes, net of a $17 million loss on the corresponding foreign exchange derivatives (cross currency interest rate swap agreements) terminated, was $222 million, excluding income taxes; such amount will be included in financing costs in the three-month and nine-month periods ended September 30, 2025.

7	$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued in March 2018 at an issue price of $1,014.11 and an effective interest rate of 4.61%.
8	$400 million of 3.95% Notes, Series CAB were issued in December 2019 at an issue price of $991.54 and an effective interest rate of 4.00%. This series of notes was reopened in May 2020 and a further $400 million of notes were issued at an issue price of $1,003.53 and an effective interest rate of 3.93%.

TELUS Corporation credit facility
long-term debt
Schedule of details of long-term debt

	June 30,	December 31,
As at (millions)	2025	2024
Net available	$1,759	$1,346
Backstop of commercial paper	991	1,404
Gross available revolving $2.75 billion bank credit facility	$2,750	$2,750

TELUS Corporation junior subordinated notes
long-term debt
Schedule of long-term debt maturities

									Principal face amount
											Outstanding
							Initial effective		Originally		at financial		No-call period	Rate reset
TELUS Corporation junior subordinated note series	Issued		Maturity	Issue price			interest rate [1]		issued		statement date		cessation date	minimum [2]
6.25% Fixed-to-Fixed Rate, Series CAR	Multiple	[3]	July 2055		$1,006.41	[3]	6.09%	[3]	$1.1 billion	[3]	$1.5 billion	[3]	July 21, 2030	6.25%
6.75% Fixed-to-Fixed Rate, Series CAS	Multiple	[4]	July 2055		$1,020.45	[4]	6.46%	[4]	$500 million	[4]	$925 million	[4]	July 21, 2035	6.75%
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A [5]	June 2025		Oct. 2055	US$	1,000.00		6.625%		US$700 million		US$700 million		Oct. 15, 2030	6.625%
U.S. Dollar 7.00% Fixed-to-Fixed Rate, Series B [5]	June 2025		Oct. 2055	US$	1,000.00		7.00%		US$800 million		US$800 million		Oct. 15, 2035	7.00%

1	The effective interest rate represents the minimum yield the notes would provide to an initial debt holder if held to maturity.
2	For the Series CAR and Series CAS notes, the rate reset is based upon a spread to the Five Year Government of Canada Bond Yield at the rate reset date, but is subject to a rate reset minimum. For the U.S. Dollar 6.625% Fixed-to-Fixed, Series A and U.S. Dollar 7.00% Fixed-to-Fixed, Series B notes, the rate reset is based upon a spread to Five-Year U.S. Treasury Rate at the rate reset date, but is subject to a reset minimum.
3	$1.1 billion of 6.25% Fixed-to-Fixed Rate, Series CAR notes were issued in April 2025 at an issue price of $999.65 and an initial effective interest rate of 6.25%. This series of notes was reopened in June 2025 and a further $375 million of notes were issued at an issue price of $1,026.25 and an initial effective interest rate of 5.61%.
4	$500 million of 6.75% Fixed-to-Fixed Rate, Series CAS notes were issued in April 2025 at an issue price of $999.59 and an initial effective interest rate of 6.75%. This series of notes was reopened in June 2025 and a further $425 million of notes were issued at an issue price of $1,045.00 and an initial effective interest rate of 6.13%
5	We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that, during the first no-call periods, effectively convert the principal payments and interest obligations to Canadian dollar obligations as follows:

	First no-call	Canadian dollar
	period interest	equivalent	Exchange
TELUS Corporation junior subordinated note series	rate fixed at	principal	rate
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A	5.79%	$962 million	$1.3743
U.S. Dollar 7.00% Fixed-to-Fixed Rate, Series B	6.42%	$1.1 billion	$1.3743

TELUS International (Cda) Inc. credit facility
long-term debt
Schedule of details of long-term debt

	Revolving		Term loan
As at (millions)	components		components [1]		Total
June 30, 2025
Available	US$	545	US$	—	US$	545
Outstanding
Due to other		237		952		1,189
Due to TELUS Corporation		18		73		91
	US$	800	US$	1,025	US$	1,825
December 31, 2024
Available	US$	611	US$	—	US$	611
Outstanding
Due to other		175		1,017		1,192
Due to TELUS Corporation		14		78		92
	US$	800	US$	1,095	US$	1,895

1	Relative to amounts owed to the syndicate of financial institutions, excluding TELUS Corporation, we have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert an amortizing amount of US$398 of principal payments, and associated interest obligations, to European euro obligations with an effective fixed interest rate of 2.6% and an effective fixed exchange rate of US$1.088:€1.00 on the principal amount; the initial notional amount of these foreign exchange derivatives was US$448. These have been accounted for as a net investment hedge in a foreign operation (see Note 4).